SHARE CAPITAL (Schedule of Continuity of Stock Options) (Details)	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Disclosure of classes of share capital [abstract]
Number of options outstanding | Share	1,275,000	1,275,000
Exercise price | $ / shares	$ 0.30	$ 0.30